Significant accounting policies: (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Concentration of customers and credit risk
FDIC insured balance		$ 250,000
Cash		6,857,970
Cash restricted under the loan agreement	5,000,000	5,000,000
Credit risk exposure		11,607,970
Accounts receivable	1,502,774	2,026,210	586,174
Amortization of deferred loan costs	238,680	700,476	520,000
Accounts receivable balances | Customer | Single operator
Concentration of customers and credit risk
Accounts receivable		$ 390,038	$ 182,643
Revenue | BP Energy
Concentration of customers and credit risk
Revenue from major customers (as a percent)		81.00%